Document and Entity Information	Aug. 11, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001552000
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	MPLX LP
Entity Incorporation State Country Code	DE
Entity File Number	001-35714
Entity Tax Identification Number	27-0005456
Entity Address, Address Line One	200 E. Hardin Street
Entity Address, City or Town	Findlay
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45840
City Area Code	(419)
Local Phone Number	421-2414
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partnership Interests
Trading Symbol	MPLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false